Stock option liabilities, Impact of Listing (Details)	Apr. 30, 2025 shares	Nov. 06, 2024 shares	Oct. 31, 2024 shares	Oct. 08, 2024	Aug. 01, 2024 USD ($)	Jul. 31, 2024 shares
Impact of listing on NASDAQ [Abstract]
Stock options outstanding (in shares)	1,086,494	586,494	627,786			627,786
Dividend Yield [Member]
Impact of listing on NASDAQ [Abstract]
Measurement input	0			0		0
Expected Volatility [Member]
Impact of listing on NASDAQ [Abstract]
Measurement input	0.97			0.925		1.05
Risk-free Interest Rate [Member]
Impact of listing on NASDAQ [Abstract]
Measurement input	0.0267			0.0453		0.0349
Stock Option Liabilities [Member]
Impact of listing on NASDAQ [Abstract]
Stock options outstanding (in shares)		627,786
Measurement input	5.48	5.96
Stock Option Liabilities [Member] | Level 2 [Member]
Impact of listing on NASDAQ [Abstract]
Fair value of options liability | $					$ 1,381,715
Stock Option Liabilities [Member] | Dividend Yield [Member]
Impact of listing on NASDAQ [Abstract]
Measurement input	0	0
Stock Option Liabilities [Member] | Expected Volatility [Member]
Impact of listing on NASDAQ [Abstract]
Measurement input	0.96	0.97
Stock Option Liabilities [Member] | Risk-free Interest Rate [Member]
Impact of listing on NASDAQ [Abstract]
Measurement input	0.0279	0.0312